N-4	Jul. 18, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
C000228204 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), and the Russell 2000 Price Return Index (Bloomberg Ticker: RTY) are “price return indices,” not “total return indices,” and therefore do not reflect dividends paid on securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index. •The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) reflects a daily deduction of 1% per annum and the S&P 500® 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPX3EV1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50% (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.